Risk Management and Fair Value Measurements	6 Months Ended
Jun. 30, 2019
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements
10.	Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents and trade accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, trade accounts payable, amounts due to related parties and a promissory note.

Interest rate risk: The Company’s interest rates are calculated at LIBOR plus a margin, as described in Note 7 above, as well as in Note 7 to the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report, and hence the Company is exposed to movements in LIBOR. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap with one of its lenders for a notional amount of $10,000 and a cap rate of 3.5%. The interest rate cap will terminate on July 18, 2022.

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the relevant provision for uncollectible amounts, whenever required. On the balance sheet dates there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the consolidated balance sheet.

Currency risk: The Company’s transactions are denominated primarily in U.S. Dollars; therefore overall currency exchange risk is limited. Balances in foreign currency other than U.S. Dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2019, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents	$4,960	$4,960
Trade accounts receivable, net	$409	$409
Trade accounts payable	$4,658	$4,658
Long-term debt with variable interest rates, net	$37,221	$37,221
Long-term loans and promissory note with non-variable interest rates, net	$29,000	$29,000

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain / (loss) during the period in the consolidated statements of comprehensive loss. Information on the location and amount of derivative fair value in the consolidated balance sheets and loss from financial derivative instrument in the unaudited interim consolidated statements of comprehensive loss is shown below:

Consolidated Balance Sheets – Location	December 31, 2018	June 30, 2019
Financial derivative instrument – Other non-current assets	$28	$3

Consolidated Statements of Comprehensive Loss – Location	June 30, 2018	June 30, 2019
Financial derivative instrument – Initial cost	$(47)	$(28)
Financial derivative instrument – Fair value as at period end	54	3
Gain / (Loss) from financial derivative instrument	$7	$(25)

The fair value of the Company’s interest rate cap agreement is determined based on market-based LIBOR rates. LIBOR rates are observable at commonly quoted intervals for the full term of the cap and therefore, are considered Level 2 items in accordance with the fair value hierarchy.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used

As of March 31, 2018, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently the carrying value of these vessels was written-down to their respective fair values as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Vessel Impairment Charge (charged against Vessels, net)
Northsea Alpha	$6,750	$772
Northsea Beta	6,750	771
TOTAL	$13,500	$1,543

The fair value is based on level 2 inputs of the fair value hierarchy and reflects the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by a vessel valuation of an independent shipbroker as of March 31, 2018, which is mainly based on recent sales and purchase transactions of similar vessels.

The Company performs an impairment exercise whenever there are indicators of impairment.

The Company recognized a total Vessel impairment charge of $1,543 which is included in the accompanying unaudited interim consolidated statements of comprehensive loss for the six-month period ended June 30, 2018. No impairment loss was recognized for the six-month period ended June 30, 2019.

As of December 31, 2018 and June 30, 2019, the Company did not have any other assets or liabilities measured at fair value on a non- recurring basis.